FINANCIAL INSTRUMENTS 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Level 1
Financial assets:
Restricted cash and investments	$ 13,066
Financial liabilities:
Term Notes	0
Level 2
Financial assets:
Restricted cash and investments	0
Financial liabilities:
Term Notes	38,219
Level 3
Financial assets:
Restricted cash and investments	0
Financial liabilities:
Term Notes	$ 0